Financial Liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of financial liabilities [abstract]
Summary of Financial Liabilities
in EUR thousands	June 30, 2020	December 31, 2019
Non-current financial liabilities
Convertible bond 2017/2022	1,989	1,977
EIB loan 2017 tranche	11,869	11,845
EIB loan 2019 tranche	5,355	5,301
Leasing liabilities	3,092	2,987
Total non-current financial liabilities	22,305	22,110

Total current liabilities	1,291	1,212